Geographic information - Sales per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Total revenues	$ 1,076,826	$ 909,270
United States
Disclosure of geographical areas [line items]
Total revenues	693,659	616,628
Canada
Disclosure of geographical areas [line items]
Total revenues	90,365	65,073
Australia
Disclosure of geographical areas [line items]
Total revenues	80,831	67,288
United Kingdom
Disclosure of geographical areas [line items]
Total revenues	59,567	47,233
Other
Disclosure of geographical areas [line items]
Total revenues	$ 152,404	$ 113,048